Offsets	Mar. 23, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Comtech Telecommunications Corp.
Form or Filing Type	S-4
File Number	333-236840
Initial Filing Date	Mar. 02, 2020
Fee Offset Claimed	$ 1,388.18
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.10 par value per share
Unsold Securities Associated with Fee Offset Claimed | shares	4,854,979
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 141,759,620.52
Offset Note	A filing fee of $18,400 was previously paid in connection with the Registrant’s March 2, 2020 filing of a registration statement on Form S-4 (File No. 333-236840) registering $141,759,620.52 in aggregate offering amount of the Registrant’s Common Stock (as amended, the “Prior Registration Statement”). The Prior Registration Statement was subsequently withdrawn on October 15, 2020 and no securities were sold thereunder. Pursuant to Rule 457(p) under the Securities Act, the Registrant previously offset $4,104.35 of the total filing fee due under its Registration Statement on Form S-3 (File Number 333-253827), filed on March 3, 2021, $518.76 of the total filing fee due under its Registration Statement on Form S-3 (File Number 333-266120), filed on July 13, 2022, $3,208.63 of the total filing fee due under its Registration Statement on Form S-8 (File Number 333-269266), filed on January 17, 2023, $2,072.50 of the total filing fee due under its Registration Statement on Form S-8 (File Number 333-276126), filed on December 18, 2023, $678.20 of the total filing fee due under its Registration Statement on Form S-1 (File Number 333-280839), filed on July 16, 2024, and $870.38 of the total filing fee due under its Registration Statement on Form S-8 (File Number 333-284414), filed on January 22, 2025, leaving a remaining balance of $6,947.18 available for future fee offsets by the Registrant. Accordingly, in accordance with Rule 457(p) of the Securities Act, such previously paid filing fee will offset the filing fee of $1,388.18 currently due pursuant to this registration statement.
Termination / Withdrawal Statement	A filing fee of $18,400 was previously paid in connection with the Registrant’s March 2, 2020 filing of a registration statement on Form S-4 (File No. 333-236840) registering $141,759,620.52 in aggregate offering amount of the Registrant’s Common Stock (as amended, the “Prior Registration Statement”). The Prior Registration Statement was subsequently withdrawn on October 15, 2020 and no securities were sold thereunder. Pursuant to Rule 457(p) under the Securities Act, the Registrant previously offset $4,104.35 of the total filing fee due under its Registration Statement on Form S-3 (File Number 333-253827), filed on March 3, 2021, $518.76 of the total filing fee due under its Registration Statement on Form S-3 (File Number 333-266120), filed on July 13, 2022, $3,208.63 of the total filing fee due under its Registration Statement on Form S-8 (File Number 333-269266), filed on January 17, 2023, $2,072.50 of the total filing fee due under its Registration Statement on Form S-8 (File Number 333-276126), filed on December 18, 2023, $678.20 of the total filing fee due under its Registration Statement on Form S-1 (File Number 333-280839), filed on July 16, 2024, and $870.38 of the total filing fee due under its Registration Statement on Form S-8 (File Number 333-284414), filed on January 22, 2025, leaving a remaining balance of $6,947.18 available for future fee offsets by the Registrant. Accordingly, in accordance with Rule 457(p) of the Securities Act, such previously paid filing fee will offset the filing fee of $1,388.18 currently due pursuant to this registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Comtech Telecommunications Corp.
Form or Filing Type	S-4
File Number	333-236840
Filing Date	Mar. 02, 2020
Fee Paid with Fee Offset Source	$ 18,400